UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ]  is a restatement.
        	                      [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       KeyBank National Association
Address:    4900 Tiedeman Road
            Brooklyn, Ohio 44144-2302

13F File Number:  28-941

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Diane L. Wozniak
Title:  Assistant Vice President
Phone:  216-813-4794
Signature, Place, and Date of Signing:

/s/	Diane L. Wozniak		Brooklyn, Ohio		May 15, 2003

Report Type (Check only one.):

[    ]	 	13F HOLDINGS REPORT.

[ X  ]		13F NOTICE.

[    ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

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KeyBank National Association

13F NOTIFICATION


The KeyBank National Association 13F Filing will be consolidated beginning
1st quarter 2003. This consolidation will include McDonald Investments, Inc., Gradison McDonald Financial Group, and Victory SBSF Capital Management affiliates.

In addition, Gradison McDonald Financial Group will be consolidated with the holdings of McDonald Investments, Inc. McDonald Investments, Inc. will be listed as a separate Investment Manager (no. 03) under the KeyBank National Association 13F filing.

Also, Victory SBSF holdings will be consolidated with the holdings of Victory Capital Management, Inc. Victory Capital Management, Inc. will be listed as a separate Investment Manager (no. 04) under the KeyBank National Association 13F filing.

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